Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

					Value of initial fixed $100 investment based on:
Year (a)	Summary Compensation table total for CEO (1) (b)	Compensation actually paid to CEO (c)	Average summary compensation table total for non-CEO NEOs (2) (d)	Average compensation actually paid to non-CEO NEOs (e)	Total shareholder return (f)	Peer group total shareholder return (3) (g)	Net income (h)	Return on average equity (i)
2022 (4)	$1,908,889	$2,317,600	$3,038,319	$3,227,061	$192	$99	$219,721,000	17.21%
2021 (5)	$1,549,064	$2,159,020	$4,922,427	$5,895,969	$246	$120	$227,104,000	22.07%
2020 (6)	$1,578,683	$1,842,387	$2,984,136	$3,225,454	$143	$87	$180,533,000	25.09%

(1)	Our Chief Executive Officer for each of 2022, 2021, and 2020 was Mr. Petrie.
(2)	Our Non-Chief Executive Officers for 2022 were Messrs. Dunlap, Dury, Macke, and Schroeter. Our Non-Chief Executive Officers for 2021 and 2020 were Messrs. Dunlap and Dury.
(3)	The peer group used was the Nasdaq Bank Index.
(4)	The compensation actually paid for Principal Executive Officer and our Non- Principal Executive Officers in 2022 includes portions of equity awards from 2021, 2020, and 2019 that vested that year.

(5)	The compensation actually paid for Principal Executive Officer and our Non- Principal Executive Officers in 2021 includes portions of equity awards from 2020, 2019, and 2018 that vested that year.
(6)	The compensation actually paid for Principal Executive Officer and our Non- Principal Executive Officers in 2020 includes portions of equity awards from 2019, 2018, and 2017 that vested that year.

The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

Reconciliation:	CEO			Non-CEO Executive Officers (Averages)
Year	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	$1,908,889	$1,549,064	$1,578,683	$3,038,319	$4,922,427	$2,984,136
Less: Grant Date Value of Stock Awards in Fiscal Year	$(858,507)	$(728,014)	$(656,264)	$(289,006)	$(400,405)	$(319,391)
Add: Changes in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Year and Fiscal Year	$1,267,218	$1,337,970	$919,968	$477,747	$1,373,946	$560,709
Compensation Actually Paid	$2,317,600	$2,159,020	$1,842,387	$3,227,061	$5,895,969	$3,225,454

Company Selected Measure Name	Return on average equity
Named Executive Officers, Footnote [Text Block]
(1)	Our Chief Executive Officer for each of 2022, 2021, and 2020 was Mr. Petrie.
(2)	Our Non-Chief Executive Officers for 2022 were Messrs. Dunlap, Dury, Macke, and Schroeter. Our Non-Chief Executive Officers for 2021 and 2020 were Messrs. Dunlap and Dury.

Peer Group Issuers, Footnote [Text Block]
(3)	The peer group used was the Nasdaq Bank Index.

PEO Total Compensation Amount	$ 1,908,889	$ 1,549,064	$ 1,578,683
PEO Actually Paid Compensation Amount	$ 2,317,600	2,159,020	1,842,387
Adjustment To PEO Compensation, Footnote [Text Block]

The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

Reconciliation:	CEO			Non-CEO Executive Officers (Averages)
Year	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	$1,908,889	$1,549,064	$1,578,683	$3,038,319	$4,922,427	$2,984,136
Less: Grant Date Value of Stock Awards in Fiscal Year	$(858,507)	$(728,014)	$(656,264)	$(289,006)	$(400,405)	$(319,391)
Add: Changes in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Year and Fiscal Year	$1,267,218	$1,337,970	$919,968	$477,747	$1,373,946	$560,709
Compensation Actually Paid	$2,317,600	$2,159,020	$1,842,387	$3,227,061	$5,895,969	$3,225,454

Non-PEO NEO Average Total Compensation Amount	$ 3,038,319	4,922,427	2,984,136
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,227,061	5,895,969	3,225,454
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

Reconciliation:	CEO			Non-CEO Executive Officers (Averages)
Year	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	$1,908,889	$1,549,064	$1,578,683	$3,038,319	$4,922,427	$2,984,136
Less: Grant Date Value of Stock Awards in Fiscal Year	$(858,507)	$(728,014)	$(656,264)	$(289,006)	$(400,405)	$(319,391)
Add: Changes in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Year and Fiscal Year	$1,267,218	$1,337,970	$919,968	$477,747	$1,373,946	$560,709
Compensation Actually Paid	$2,317,600	$2,159,020	$1,842,387	$3,227,061	$5,895,969	$3,225,454

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income [Text Block]	CAP and the Company’s Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP and Return on Average Equity
Tabular List [Table Text Block]

The most important financial performance measures we used in 2022 to set the compensation for our Principal Executive Officer and our Non-Principal Executive Officers were revenue growth, earnings per common share, and return on average equity.

Total Shareholder Return Amount	$ 192	246	143
Peer Group Total Shareholder Return Amount	99	120	87
Net Income (Loss)	$ 219,721,000	$ 227,104,000	$ 180,533,000
Company Selected Measure Amount	17.21	22.07	25.09
PEO Name	Mr. Petrie.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	revenue growth,
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	earnings per common share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	return on average equity.
PEO [Member] | Grant Date Value Of Stock Awards In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (858,507)	$ (728,014)	$ (656,264)
PEO [Member] | Changes In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Year And Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,267,218	1,337,970	919,968
Non-PEO NEO [Member] | Grant Date Value Of Stock Awards In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(289,006)	(400,405)	(319,391)
Non-PEO NEO [Member] | Changes In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Year And Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 477,747	$ 1,373,946	$ 560,709